Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of other payables and accrued liabilities [Abstract]
Security deposits payable	[1]	$ 155,327	$ 157,961
Salary payable	[2]	93,372	97,052
Others		27,715	35,137
Total		$ 276,414	$ 290,150

[1]	The Company signed cooperation agreements with third parties to co-develop a niche market for its online platforms. The Company provides its platforms and users to promote products provided by the third party developers. Revenue generated from the niche markets will be shared between the Company and these parties. These third- party developers also guarantee certain sales volume yearly and the security deposit will be paid to the Company to make up for the sales target shortfalls at the end of the year. Any remaining security deposits will be returned to these parties upon dissolution of the cooperation agreements. The Company returned approximately nil and recognized approximately nil of deposits for target shortfalls as revenue for the years ended December 31, 2023 and 2022. The Company returned approximately $314,000 and recognized approximately $119,000 of deposits for target shortfalls as revenue for the year ended December 31, 2021.
[2]	During the years ended December 31, 2023 and 2022, the Company accrued bonuses payable of approximately $39,533 and $40,203, respectively.